Document and Entity Information	Sep. 15, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001556263
Document Type	8-K/A
Document Period End Date	Sep. 15, 2022
Entity Registrant Name	Syros Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37813
Entity Tax Identification Number	45-3772460
Entity Address, Address Line One	35 CambridgePark Drive
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02140
City Area Code	(617)
Local Phone Number	744-1340
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	SYRS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On September 15, 2022, Syros Pharmaceuticals, Inc. (the “Company”) filed with the Securities and Exchange Commission (the “SEC”) a Current Report on Form 8-K (the “Original Form 8-K”) to report, among other things, the voting results of the proposals submitted to the Company’s stockholders at a special meeting of stockholders held on September 15, 2022 (the “Special Meeting”). This Amendment No. 1 to the Original Form 8-K (“Amendment No. 1”) is being filed to correct certain errors by third party proxy intermediaries with respect to the reporting of the voting results. Correction of these errors did not change the outcome of any of the matters voted on. This Amendment No. 1 amends and restates the disclosure provided under Item 5.07 of the Original Form 8-K in its entirety.